Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Current tax assets
Tax refund receivable	$ 207,272	$ 7,472	$ 303,265
Prepaid income tax	334,908	12,073	399,555
Current tax assets	542,180	19,545	702,820
Current tax liabilities
Income tax payable	$ 16,362,350	$ 589,847	$ 6,514,502